Financing Arrangements (Details Narrative) 10Q - USD ($)								1 Months Ended													3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 30, 2015	Feb. 03, 2015	Jul. 30, 2014	Jul. 30, 2014	Jul. 14, 2014	Jun. 18, 2014	May. 12, 2014	Jul. 31, 2015	Jun. 30, 2015	May. 31, 2015	Apr. 30, 2015	Feb. 28, 2015	Aug. 31, 2014	Aug. 31, 2014	May. 31, 2014	Apr. 30, 2014	Mar. 31, 2014	Jan. 31, 2014	Dec. 31, 2013	Feb. 28, 2013	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Jul. 31, 2014
Note face value										$ 500,000
Debt converted into the stock shares																		246,867		1,854,638
Warrants to purchase of common stock, shares									19,692												19,692		19,692		19,692		3,289,086
Warrants price per share									$ 4.00												$ 4.00		$ 4.00		$ 4.00
Accrued interest									$ 182,432										$ 1,953,502		$ 182,432		$ 182,432		$ 182,184	$ 1,953,502
Debt extended maturity date								Jan. 31, 2016
Conversion of debt and interest to equity																		$ 986,793		$ 6,744,139			752,000	$ 986,793	7,288,025	11,063,816
Note balance amount									$ 4,727,094										7,171,252		$ 4,727,094		4,727,094		4,782,538	$ 7,171,252
Proceeds from issuance of bank note payable																							$ 113,339	$ 330,020	$ 207,698
Prime Rate [Member]
Note bears interest rate									3.25%												3.25%		3.25%		3.25%
Series Subordinated Note [Member]
Note annual principal amount																									$ 613,808
Debt periodic principal amount										$ 50,000	$ 50,000														50,000
Debt periodic principal interest																									100,745
Note balance amount									$ 499,592												$ 499,592		$ 499,592		613,808
Notes Payable, Due January 2016 [Member]
Note face value																		$ 74,486
Note maturity date																		Jan. 31, 2016
Proceeds from private placements																		$ 10,000,000
Note Payable, Due August 2021 [Member]
Note face value													$ 192,000	$ 192,000
Note bears interest rate													0.00%	0.00%
Proceeds from advanced													$ 192,000
Debt default interest rate														20.00%
Note payable outstanding													$ 192,000	$ 192,000
Note maturity date description													August 2021	August 2021
Debt premium amount percentage													30.00%	30.00%
Debt interest rate increase per annum													20.00%
Installment Note Payable - Bank [Member]
Note face value																$ 216,000	$ 330,020
Note annual principal amount									313,000												313,000		313,000		252,000
Note bears interest rate																	5.00%
Note interest variable rate																5.00%	5.00%
Proceeds from issuance of bank note payable																$ 330,000
Debt amount net																$ 113,000
Installment Note Payable - Bank [Member] | Prime Rate [Member]
Note bears interest rate																	1.00%
Note interest variable rate																	1.00%
Installment Note Payable - Bank [Member] | Prime Rate [Member]
Note interest variable rate																1.00%
Installment Note Payable - Bank [Member] | April 2014 through April 2017 [Member]
Debt periodic principal amount																	$ 9,903
Convertible Term Loan, Due December 2016 [Member]
Note annual principal amount															$ 356,616
Accrued interest									254,329												254,329		254,329		140,275
Interest expense debt																									894,444
Note maturity date description															March 2015
Note balance amount									$ 2,300,000												$ 2,300,000		$ 2,300,000		2,300,000
Convertible Term Loan, Due December 2016 [Member] | First Conversion Right [Member]
Note maturity date description							June 2015
Percentage of note into common stock conversion rate equal to price							90.00%
Convertible Term Loan, Due December 2016 [Member] | Second Conversion Right [Member]
Percentage of holders will receive warrant coverage									100.00%												100.00%		100.00%
May 2015 through May 2018 [Member] | Installment Note Payable - Bank [Member]
Debt periodic principal amount																	$ 9,903
IPO [Member]
Note maturity date					Jan. 31, 2016
Debt converted into the stock shares					226,468
Line of credit					$ 250,000
Debt beneficial conversion feature					$ 1,000,000
Interest expense debt																					$ 62,000		$ 125,000
Unamortized debt									$ 21,000												$ 21,000		$ 21,000		$ 146,000
Percentage of note into common stock conversion rate equal to price					80.00%
Debt periodic principal amount					$ 265,000
Debt periodic principal interest					6,763
IPO [Member] | Convertible Term Loan, Due December 2016 [Member]
Note face value					$ 894,444
Debt converted into the stock shares					980,213
Warrant term					5 years
Warrants to purchase of common stock, shares					705,753
Percentage of common stock exercise price					125.00%
Sale of stock price per share					$ 1.875
Debt periodic principal amount					$ 1,000,000
Debt periodic principal interest					58,630
Note balance amount					$ 2,300,000
IPO [Member] | Convertible Term Loan, Due December 2016 [Member] | First Conversion Right [Member]
Note annual principal amount						$ 3,250,000
Percentage of note into common stock conversion rate equal to price																							125.00%
Conversion of debt and interest to equity						$ 1,000,000
IPO [Member] | Convertible Term Loan, Due December 2016 [Member] | Second Conversion Right [Member]
Percentage of note into common stock conversion rate equal to price																							125.00%
June 2014 Letter Agreement [Member]
Proceeds from advanced																							$ 450,000
Investor [Member] | Convertible Term Loan, Due December 2016 [Member]
Note face value																			$ 4,000,000							$ 4,000,000
Note bears interest rate																			10.00%							10.00%
Note maturity date description																			December 2016
Debt default interest rate, maximum																			2.00%
Investor [Member] | Convertible Term Loan, Due December 2016 [Member] | Maximum [Member]
Debt default interest rate, maximum																			4.00%
Investor [Member] | Note Agreement [Member]
Proceeds from advanced																							$ 4,000,000
Series C Convertible Preferred Stock [Member]
Warrant term									5 years
Warrants to purchase of common stock, shares									10,057,119												10,057,119		10,057,119
Warrants price per share									$ 0.4816												$ 0.4816		$ 0.4816
Proceeds from private placements									$ 2,951,000
Series C Convertible Preferred Stock [Member] | Messrs. Davis and Michael J. Hanson [Member]
Warrants to purchase of common stock, shares									913,659												913,659		913,659
Warrants price per share									$ 0.4378												$ 0.4378		$ 0.4378
Series B Convertible Preferred Stock [Member]
Debt converted into the stock shares																									2,229,702
Warrant term																							5 years		5 years
Warrants to purchase of common stock, shares									2,065,891												2,065,891		2,065,891		2,065,891
Warrants price per share									$ 1.15												$ 1.15		$ 1.15		$ 1.15
Stock conversion into common stock, shares												2,065,891
Messrs. Davis and Michael J. Hanson [Member]
Note face value									$ 4,425,000												$ 4,425,000		$ 4,425,000
Note annual principal amount									$ 400,000												$ 400,000		$ 400,000
Note bears interest rate									10.00%												10.00%		10.00%
Note maturity date																							Jun. 30, 2015
Messrs. Davis and Michael J. Hanson [Member] | Series C Convertible Preferred Stock [Member]
Debt converted into the stock shares									4,000
Warrant term									5 years
Michael J. Hanson [Member]
Note annual principal amount									$ 500,000												$ 500,000		$ 500,000
Note maturity date																							Dec. 31, 2015
Line of credit									$ 1,100,000												$ 1,100,000		$ 1,100,000
Michael J. Hanson [Member] | Line of Credit Agreement [Member]
Note bears interest rate									10.00%												10.00%		10.00%
Note maturity date								Dec. 31, 2015
Line of credit									$ 1,000,000												$ 1,000,000		$ 1,000,000
Gross proceeds from line of credit								$ 10,000,000
Line of credit drawn down																						$ 1,500,000
Percentage of debt converted into common stock at a discount price of the shares																						20.00%		20.00%
Michael J. Hanson [Member] | July 2014 IPO [Member]
Debt converted into the stock shares																							333,333
Line of credit									1,500,000												1,500,000		$ 1,500,000		$ 1,000,000
Indebtedness									$ 500,000												$ 500,000		$ 500,000
Percentage of common stock exercise price									125.00%												125.00%		125.00%
Sale of stock price per share									$ 1.88												$ 1.88		$ 1.88
Accrued interest									$ 121,562												$ 121,562		$ 121,562		71,973
Michael J. Hanson [Member] | Financing Commitment Letter [Member]
Note face value									381,000												381,000		381,000
Note annual principal amount									$ 32,588												$ 32,588		$ 32,588		$ 359,466
Note bears interest rate																									18.00%
Note maturity date																							Jan. 31, 2016
Proceeds from advanced																									$ 350,000
Michael J. Hanson [Member] | Series C Convertible Preferred Stock [Member]
Debt converted into the stock shares																							3,020
Warrant term									10 years
Warrants to purchase of common stock, shares									232,983												232,983		232,983
Warrants price per share									$ 0.4378												$ 0.4378		$ 0.4378
Stock conversion into common stock									$ 102,000
Stock conversion into common stock, shares									1,020
Conversion of debt and interest to equity									$ 3,020														$ 302,000
Michael J. Hanson [Member] | Series C Convertible Preferred Stock [Member] | Financing Commitment Letter [Member]
Debt converted into the stock shares												1,020
Warrant term												5 years
Warrants to purchase of common stock, shares												232,983
Warrants price per share												$ 0.4816
Conversion of debt and interest to equity												$ 102,000
Michael J. Hanson [Member] | Series B Convertible Preferred Stock [Member]
Stock conversion into common stock		$ 250,000
Stock conversion into common stock, shares		217,391
Michael J. Hanson [Member] | Series B Convertible Preferred Stock [Member] | Financing Commitment Letter [Member]
Debt converted into the stock shares												217,391
Warrant term												5 years
Warrants to purchase of common stock, shares												217,391
Warrants price per share												$ 1.15
Conversion of debt and interest to equity												$ 250,000
Two Directors [Member] | Financing Commitment Letter [Member]
Note face value			$ 2,500,000	$ 2,500,000
Note annual principal amount												$ 450,000
Note bears interest rate			10.00%	10.00%								10.00%
Note maturity date	Jan. 31, 2015		Jan. 31, 2015	Jan. 31, 2015								Jan. 31, 2016
Proceeds from advanced	$ 350,000																						350,000
Debt extended maturity date	Jan. 31, 2016		Jan. 31, 2016
Debt default interest rate	18.00%		18.00%
Note payable outstanding																									$ 350,000
Messrs. Davis [Member] | Financing Commitment Letter [Member]
Note annual principal amount									$ 348,000												$ 348,000		$ 348,000
Messrs. Davis [Member] | Series C Convertible Preferred Stock [Member]
Debt converted into the stock shares																							2,000
Conversion of debt and interest to equity																							$ 200,000